NON-FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	$ 4,169	$ 3,683
Increases	472	814
Increases for incorporation	3
Transfers
Decreases	(99)	(160)
Impairment	(155)	(168)
Property, plant and equipment, ending	4,390	4,169
Property, plant and equipment depreciation, beginning	(1,625)	(1,519)
Decreases	57	25
Depreciation for the year	(336)	(261)
Impairment	121	130
Property, plant and equipment depreciation, ending	(1,783)	(1,625)
Net book value	2,607	2,544
Land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	14
Increases
Increases for incorporation
Transfers
Decreases
Impairment
Property, plant and equipment, ending	14
Property, plant and equipment depreciation, beginning
Decreases
Depreciation for the year
Impairment
Property, plant and equipment depreciation, ending
Net book value	14	14
Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	144
Increases
Increases for incorporation
Transfers
Decreases
Impairment
Property, plant and equipment, ending	144
Property, plant and equipment depreciation, beginning	(83)
Decreases
Depreciation for the year	(9)
Impairment
Property, plant and equipment depreciation, ending	(92)	(83)
Net book value	52	61
Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	1,960
Increases	1
Increases for incorporation	2
Transfers	353
Decreases	(11)
Impairment	(60)
Property, plant and equipment, ending	2,245
Property, plant and equipment depreciation, beginning	(748)
Decreases	9
Depreciation for the year	(146)
Impairment	43
Property, plant and equipment depreciation, ending	(842)	(748)
Net book value	1,403	1,212
Wells [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	1,195
Increases	8
Increases for incorporation
Transfers	257
Decreases	(52)
Impairment	(95)
Property, plant and equipment, ending	1,313
Property, plant and equipment depreciation, beginning	(578)
Decreases	17
Depreciation for the year	(161)
Impairment	78
Property, plant and equipment depreciation, ending	(644)	(578)
Net book value	669	617
Mining property [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	198
Increases
Increases for incorporation
Transfers
Decreases	(3)
Impairment
Property, plant and equipment, ending	195
Property, plant and equipment depreciation, beginning	(124)
Decreases	3
Depreciation for the year	(8)
Impairment
Property, plant and equipment depreciation, ending	(129)	(124)
Net book value	66	74
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	11
Increases	1
Increases for incorporation
Transfers
Decreases	(1)
Impairment
Property, plant and equipment, ending	11
Property, plant and equipment depreciation, beginning	(8)
Decreases	1
Depreciation for the year	(1)
Impairment
Property, plant and equipment depreciation, ending	(8)	(8)
Net book value	3	3
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	62
Increases	4
Increases for incorporation	1
Transfers	2
Decreases	(29)
Impairment
Property, plant and equipment, ending	40
Property, plant and equipment depreciation, beginning	(57)
Decreases	27
Depreciation for the year	(5)
Impairment
Property, plant and equipment depreciation, ending	(35)	(57)
Net book value	5	5
Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	1
Increases
Increases for incorporation
Transfers
Decreases
Impairment
Property, plant and equipment, ending	1
Property, plant and equipment depreciation, beginning	(1)
Decreases
Depreciation for the year
Impairment
Property, plant and equipment depreciation, ending	(1)	(1)
Net book value
Materials And Spare Parts [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	44
Increases	55
Increases for incorporation
Transfers	(49)
Decreases	(2)
Impairment
Property, plant and equipment, ending	48
Property, plant and equipment depreciation, beginning	(3)
Decreases
Depreciation for the year
Impairment
Property, plant and equipment depreciation, ending	(3)	(3)
Net book value	45	41
Petrochemical Industrial Complex [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	32
Increases
Increases for incorporation
Transfers	8
Decreases
Impairment
Property, plant and equipment, ending	40
Property, plant and equipment depreciation, beginning	(22)
Decreases
Depreciation for the year	(4)
Impairment
Property, plant and equipment depreciation, ending	(26)	(22)
Net book value	14	10
Civilworks [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	24
Increases
Increases for incorporation
Transfers	38
Decreases
Impairment
Property, plant and equipment, ending	62
Property, plant and equipment depreciation, beginning	(1)
Decreases
Depreciation for the year	(2)
Impairment
Property, plant and equipment depreciation, ending	(3)	(1)
Net book value	59	23
Work In Progress [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	420
Increases	382
Increases for incorporation
Transfers	(562)
Decreases	(1)
Impairment
Property, plant and equipment, ending	239
Property, plant and equipment depreciation, beginning
Decreases
Depreciation for the year
Impairment
Property, plant and equipment depreciation, ending
Net book value	239	420
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	64
Increases	21
Increases for incorporation
Transfers	(47)
Decreases
Impairment
Property, plant and equipment, ending	38
Property, plant and equipment depreciation, beginning
Decreases
Depreciation for the year
Impairment
Property, plant and equipment depreciation, ending
Net book value	$ 38	$ 64